PREPAID EXPENSES	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
PREPAID EXPENSES

The Company entered into a management consulting relationship with CUBBO, Inc., which required the prepayment of $30,000 in fees. Prepaid expenses at December 31, 2013 and 2014 and March 31, 2015 represent a prepayment of $18,000, $17,000, and $17,000, respectively, with CUBBO, Inc. for consulting services to be rendered in the future. CUBBO, Inc. performs various management functions with the ability to sign checks. During the year ended December 31, 2014, CUBBO utilized $1,000 of the prepayment to pay certain liabilities of the Company.